Item 1. Schedule of Investments:
Putnam High Yield Advantage Fund

The fund's portfolio
8/31/05 (Unaudited)

CORPORATE BONDS AND NOTES (90.1%)(a)

		Principal amount	Value

Advertising and Marketing Services (0.2%)

Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,715,000	$1,805,038

Automotive (3.2%)

Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		955,000	787,875
ArvinMeritor, Inc. notes 8 3/4s, 2012		1,145,000	1,187,938
Dana Corp. notes 9s, 2011		3,245,000	3,541,106
Dana Corp. notes 7s, 2029		820,000	722,852
Delco Remy International, Inc. company guaranty 11s, 2009		750,000	528,750
Delco Remy International, Inc. sr. sub. notes 9 3/8s, 2012		1,780,000	1,143,650
Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012		1,485,000	1,373,625
Ford Motor Co. notes 7.45s, 2031		3,050,000	2,438,780
Ford Motor Credit Corp. bonds 7 3/8s, 2011		4,100,000	4,042,862
Ford Motor Credit Corp. notes 7 7/8s, 2010		4,180,000	4,202,196
General Motors Acceptance Corp. bonds 8s, 2031		2,035,000	1,892,550
Meritor Automotive, Inc. notes 6.8s, 2009		1,620,000	1,595,700
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		1,705,000	1,768,938
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013		3,020,000	3,427,700
TRW Automotive Inc. sr. sub. notes 11s, 2013		3,375,000	3,881,250

			32,535,772

Basic Materials (8.9%)

AK Steel Corp. company guaranty 7 3/4s, 2012		1,680,000	1,558,200

ALROSA Finance SA 144A company guaranty 8 7/8s, 2014 (Luxembourg)		1,920,000	2,241,600
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014		1,860,000	2,108,775
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,174,725
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013		3,170,000	3,328,500
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	705,000	866,505
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014 (Germany)	EUR	890,000	1,214,821
Compass Minerals Group, Inc. company guaranty 10s, 2011		1,000,000	$1,100,000
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12
3/4s, 12/15/07), 2012 (STP)		4,315,000	3,797,200
Crystal US Holdings, LLC sr. disc. notes stepped-coupon Ser. A, zero %
(10s, 10/1/09), 2014 (STP)		2,345,000	1,700,125
Equistar Chemicals LP notes 8 3/4s, 2009		1,235,000	1,312,188
Equistar Chemicals LP/Equistar Funding Corp. company guaranty 10
1/8s, 2008		4,685,000	5,159,356
Georgia-Pacific Corp. bonds 7 3/4s, 2029		3,075,000	3,424,781
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010		610,000	683,200
Georgia-Pacific Corp. debs. 7.7s, 2015		1,750,000	1,981,875
Georgia-Pacific Corp. sr. notes 8s, 2024		320,000	364,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011 (Canada)		2,630,000	2,925,875
Hercules, Inc. company guaranty 11 1/8s, 2007		2,005,000	2,245,600
Hercules, Inc. company guaranty 6 3/4s, 2029		2,610,000	2,583,900
Huntsman Advanced Materials, LLC sec. FRN 11.83s, 2008		168,000	176,190
Huntsman Advanced Materials, LLC sec. notes 11s, 2010		100,000	113,500
Huntsman International, LLC company guaranty 10 1/8s, 2009		2,719,000	2,800,570
Huntsman, LLC company guaranty 11 5/8s, 2010		948,000	1,110,345
Huntsman, LLC company guaranty 11 1/2s, 2012		732,000	858,270
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014		2,920,000	3,003,950
ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011		2,625,000	2,831,719
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		590,000	582,625
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		135,000	128,588
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland) (PIK)	EUR	1,751,049	2,007,920
Lyondell Chemical Co. bonds 11 1/8s, 2012		255,000	$290,063
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		3,210,000	3,282,225
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012 (Ireland)	EUR	145,000	194,622
Millennium America, Inc. company guaranty 9 1/4s, 2008		3,120,000	$3,361,800
Nalco Co. sr. sub. notes 9s, 2013	EUR	1,200,000	1,612,137
Nalco Co. sr. sub. notes 8 7/8s, 2013		3,710,000	$3,992,888
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015 (Luxembourg)		1,910,000	1,931,488
Nell AF S.a.r.l.144A sr. notes 8 3/8s, 2015 (Luxembourg)	EUR	445,000	565,685
Norske Skog Canada, Ltd. sr. notes 7 3/8s, 2014 (Canada)		1,375,000	$1,361,250
Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)		4,885,000	4,897,213
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		476,488	507,460
PQ Corp. 144A company guaranty 7 1/2s, 2013		965,000	969,825
Rockwood Specialties Group, Inc. company guaranty 7 5/8s, 2014	EUR	1,400,000	1,797,330
Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014		550,000	$561,000
SGL Carbon Luxembourg SA 144A sr. notes 8 1/2s, 2012 (Luxembourg)	EUR	920,000	1,237,668
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		1,370,000	$1,462,475
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		644,388	637,944
Stone Container Corp. sr. notes 9 3/4s, 2011		250,000	260,625
Stone Container Corp. sr. notes 8 3/8s, 2012		3,810,000	3,790,950
Stone Container Finance company guaranty 7 3/8s, 2014 (Canada)		585,000	551,363
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013		700,000	729,750
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		1,560,000	1,669,200
United States Steel, LLC sr. notes 10 3/4s, 2008		1,149,000	1,292,625
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)		147,267	117,814
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)		285,501	228,401

WHX Corp. sr. notes 10 1/2s, 2005 (In default) (F)(NON)(DEF)		930,000	93

			90,688,797

Beverage (0.2%)

Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008		1,640,000	1,726,100
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012		145,000	154,244

			1,880,344

Broadcasting (3.0%)

DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015		4,430,000	4,418,925
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default)
(NON)		12,449,000	62,245
Echostar DBS Corp. company guaranty 6 5/8s, 2014		2,835,000	2,810,194
Echostar DBS Corp. sr. notes 6 3/8s, 2011		5,085,000	5,053,219
Emmis Communications Corp. sr. notes FRN 9.314s, 2012		1,450,000	1,468,125
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010		4,290,000	4,048,688
Paxson Communications Corp. company guaranty 10 3/4s, 2008		2,000,000	2,000,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012		2,835,000	3,086,606
Rainbow National Services, LLC 144A sr. sub. debs. 10 3/8s, 2014		1,250,000	1,425,000
Sirius Satellite Radio, Inc. 144A sr. notes 9 5/8s, 2013		2,060,000	2,023,950
Young Broadcasting, Inc. company guaranty 10s, 2011		2,527,000	2,432,238
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,330,000	1,203,650

			30,032,840

Building Materials (0.7%)

Associated Materials, Inc. company guaranty 9 3/4s, 2012		1,025,000	1,048,063
Building Materials Corp. company guaranty 8s, 2008		1,450,000	1,446,375
Owens Corning notes 7 1/2s, 2006 (In default) (NON)		2,245,000	1,975,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014		2,340,000	2,275,650

			6,745,688

Cable Television (2.8%)

Atlantic Broadband Finance, LLC 144A sr. sub. notes 9 3/8s, 2014		1,530,000	1,484,100
Charter Communications Holdings, LLC/Capital Corp. sr. disc. notes
stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)		135,000	80,663
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s,
2011		5,959,000	4,573,533
Charter Communications Holdings, LLC/Capital Corp. sr. notes 10 3/4s,
2009		4,921,000	4,182,850

Charter Communications Holdings, LLC/Capital Corp. sr. notes 10s, 2011		4,125,000	3,114,375
Charter Communications Holdings, LLC/Capital Corp. sr. notes 9 5/8s,
2009		1,950,000	1,611,188
Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s,
2009		1,000,000	827,500
CSC Holdings, Inc. debs. 7 5/8s, 2018		1,685,000	1,634,400
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,445,000	1,448,613
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		2,635,000	2,523,013
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014
(Germany)		2,380,000	2,659,650
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)		2,480,000	2,734,200
Videotron Ltee company guaranty 6 7/8s, 2014 (Canada)		1,175,000	1,207,313

			28,081,398

Capital Goods (7.2%)

AEP Industries, Inc. 144A sr. notes 7 7/8s, 2013		1,030,000	1,050,275

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008		2,660,000	2,806,300
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011		555,000	518,231
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		1,460,000	1,606,000
Argo-Tech Corp. sr. notes 9 1/4s, 2011		1,875,000	2,053,125
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011		387,000	404,415
Blount, Inc. sr. sub. notes 8 7/8s, 2012		2,495,000	2,719,550
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		1,310,000	1,142,975
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		1,870,000	1,860,650
Crown Euro Holdings SA company guaranty 6 1/4s, 2011 (France)	EUR	440,000	575,426
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)		2,280,000	$2,513,700
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)		3,535,000	4,171,300
Decrane Aircraft Holdings Co. company guaranty zero %, 2008 (acquired
7/23/04, cost $3,250,000) (RES)		9,907,000	3,764,660
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		2,785,000	3,049,575
Flowserve Corp. company guaranty 12 1/4s, 2010		1,741,000	1,845,460
Goodman Global Holding Co., Inc. 144A sr. notes 6.41s, 2012		465,000	462,675
Goodman Global Holding Co., Inc. 144A sr. sub. notes 7 7/8s, 2012		1,755,000	1,658,475
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		640,000	641,600
Invensys, PLC notes 9 7/8s, 2011 (United Kingdom)		2,450,000	2,462,250
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,910,000	1,929,100
L-3 Communications Corp. 144A sr. sub. notes 6 3/8s, 2015		2,460,000	2,496,900
Legrand SA debs. 8 1/2s, 2025 (France)		4,360,000	5,275,600
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012		188,000	211,500
Manitowoc Co., Inc. (The) company guaranty 10 3/8s, 2011	EUR	670,000	907,525
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		865,000	$903,925
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,205,000	1,205,000
Mueller Group, Inc. sr. sub. notes 10s, 2012		900,000	964,125

Mueller Holdings, Inc. disc. notes stepped-coupon zero % (14 3/4s,
4/15/09), 2014 (STP)		1,730,000	1,262,900
Owens-Brockway Glass company guaranty 8 1/4s, 2013		2,725,000	2,915,750
Owens-Brockway Glass company guaranty 7 3/4s, 2011		1,670,000	1,770,200
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		3,340,000	3,640,600
Owens-Illinois, Inc. debs. 7.8s, 2018		1,070,000	1,099,425
Pliant Corp. sec. notes 11 1/8s, 2009		1,140,000	1,063,050
Polypore, Inc. notes 8 3/4s, 2012	EUR	580,000	672,216
Polypore, Inc. sr. sub. notes 8 3/4s, 2012		1,035,000	$947,025
Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008		1,385,000	1,478,488
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		1,580,000	1,386,450
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		2,550,000	2,479,875
TD Funding Corp. company guaranty 8 3/8s, 2011		895,000	948,700
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		840,000	913,500
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		3,155,000	3,395,569

			73,174,065

Commercial and Consumer Services (0.6%)

Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015 (United Kingdom)		860,000	900,850
Coinmach Corp. sr. notes 9s, 2010		3,182,000	3,301,325
Muzak LLC/Muzak Finance Corp sr. notes 10s, 2009		2,205,000	1,918,350

			6,120,525

Communication Services (8.2%)

Alamosa Delaware, Inc. company guaranty 11s, 2010		1,620,000	1,834,650
Alamosa Delaware, Inc. company guaranty 12s, 2009		1,047,000	1,167,405
American Cellular Corp. company guaranty 9 1/2s, 2009		785,000	836,025
American Cellular Corp. sr. notes Ser. B, 10s, 2011		1,410,000	1,501,650
American Tower Corp. sr. notes 7 1/2s, 2012		1,300,000	1,374,750
American Towers, Inc. company guaranty 7 1/4s, 2011		2,965,000	3,120,663
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default)
(NON)		2,241,629	72,853
AT&T Corp. sr. notes 9 3/4s, 2031		6,155,000	8,063,050

Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013		845,000	942,175
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008		346,000	358,110
Cincinnati Bell Telephone Co. company guaranty 6.3s, 2028		520,000	483,600
Cincinnati Bell, Inc. company guaranty 7s, 2015		885,000	867,300
Cincinnati Bell, Inc. sr. sub. notes 8 3/8s, 2014		1,440,000	1,454,400
Cincinnati Bell, Inc. sr. sub. notes 7 1/4s, 2023		1,575,000	1,527,750
Citizens Communications Co. notes 9 1/4s, 2011		2,210,000	2,447,575
Citizens Communications Co. sr. notes 6 1/4s, 2013		2,760,000	2,666,850
Dobson Cellular Systems sec. notes 9 7/8s, 2012		940,000	1,034,000
Globix Corp. company guaranty 11s, 2008 (PIK)		549,852	520,985

Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)		2,076,000	2,182,395
Inmarsat Finance PLC company guaranty stepped-coupon zero % (10
3/8s, 10/15/08), 2012 (United Kingdom) (STP)		3,060,000	2,516,850
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)		2,670,000	2,770,125
Intelsat Bermuda, Ltd. 144A sr. notes 8 1/4s, 2013 (Bermuda)		1,265,000	1,287,138
iPCS, Inc. sr. notes 11 1/2s, 2012		1,025,000	1,183,875
IWO Holdings, Inc. sec. FRN 7.349s, 2012		340,000	357,000
Level 3 Financing, Inc. company guaranty 10 3/4s, 2011		2,165,000	1,791,538
Madison River Capital Corp. sr. notes 13 1/4s, 2010		1,386,000	1,486,485
Nextel Communications, Inc. sr. notes Ser. F, 5.95s, 2014		6,980,000	7,251,962
Nextel Partners, Inc. sr. notes 12 1/2s, 2009		1,507,000	1,633,211
Nextel Partners, Inc. sr. notes 8 1/8s, 2011		4,220,000	4,583,975

Qwest Communications International, Inc. company guaranty 8s, 2014		2,145,000	2,059,200
Qwest Corp. notes 8 7/8s, 2012		7,170,000	7,833,225
Qwest Corp. 144A sr. notes 7 5/8s, 2015		1,765,000	1,809,125
Qwest Services Corp. sec. notes 14s, 2014		1,290,000	1,580,250
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)		1,350,000	1,648,688

Rogers Wireless Communications, Inc. sec. notes 7 1/2s, 2015 (Canada)		1,090,000	1,166,300

Rogers Wireless Communications, Inc. sr. sub. notes 8s, 2012 (Canada)		1,360,000	1,455,200
Rural Cellular Corp. sr. notes 9 7/8s, 2010		665,000	704,900
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		1,495,000	1,513,688
SBA Communications Corp. sr. notes 8 1/2s, 2012		950,000	1,036,688
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes
stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)		1,933,000	1,773,528
Syniverse Technologies, Inc. 144A sr. sub. notes 7 3/4s, 2013		925,000	943,500
U S West, Inc. debs. 7 1/4s, 2025		1,135,000	1,069,738
Valor Telecommunications Enterprises LLC/Finance Corp. company
guaranty 7 3/4s, 2015		965,000	948,113

			82,860,488

Consumer (1.1%)

Icon Health & Fitness company guaranty 11 1/4s, 2012		2,245,000	1,852,125
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,540,000	4,664,850
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		3,940,000	4,215,800

			10,732,775

Consumer Goods (1.6%)

Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,795,975
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		1,190,000	1,252,475

Playtex Products, Inc. company guaranty 9 3/8s, 2011	3,090,000	3,275,400
Playtex Products, Inc. sec. notes 8s, 2011	2,725,000	2,902,125
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	2,313,000	2,405,520
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	3,450,000	3,398,250
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	1,030,000	1,060,900

		16,090,645

Consumer Services (0.4%)

Brand Services, Inc. company guaranty 12s, 2012	2,525,000	2,689,125
United Rentals (North America), Inc. company guaranty 6 1/2s, 2012	1,315,000	1,283,769

		3,972,894

Energy (8.9%)

Arch Western Finance, LLC sr. notes 6 3/4s, 2013	5,335,000	5,441,700
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman
Islands)	1,910,000	2,072,350
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014 (Canada)	1,920,000	1,951,200
CHC Helicopter Corp. 144A sr. sub. notes 7 3/8s, 2014 (Canada)	1,405,000	1,427,831
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,385,000	3,638,875
Chesapeake Energy Corp. sr. notes 7s, 2014	1,125,000	1,186,875
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,775,000	1,797,188
Dresser, Inc. company guaranty 9 3/8s, 2011	2,825,000	2,987,438
Dresser-Rand Group, Inc. 144A sr. sub. notes 7 3/8s, 2014	1,070,000	1,107,450
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	880,000	875,600
Encore Acquisition Co. 144A sr. sub. notes 6s, 2015	3,290,000	3,207,750
Exco Resources, Inc. company guaranty 7 1/4s, 2011	3,265,000	3,362,950
Forest Oil Corp. company guaranty 7 3/4s, 2014	745,000	789,700
Forest Oil Corp. sr. notes 8s, 2011	2,365,000	2,595,588
Forest Oil Corp. sr. notes 8s, 2008	855,000	904,163
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	1,780,000	2,182,725
Grant Prideco Escrow, Inc. 144A sr. unsecd. notes 6 1/8s, 2015	840,000	850,500
Hanover Compressor Co. sr. notes 9s, 2014	1,315,000	1,449,788
Hanover Compressor Co. sr. notes 8 5/8s, 2010	905,000	972,875
Hanover Compressor Co. sub. notes zero %, 2007	1,970,000	1,763,150
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	645,000	691,763
Harvest Operations Corp. sr. notes 7 7/8s, 2011 (Canada)	2,350,000	2,344,125
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014	955,000	956,194
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014	2,555,000	2,491,125
KCS Energy, Inc. sr. notes 7 1/8s, 2012	1,260,000	1,291,500
Key Energy Services, Inc. sr. notes 6 3/8s, 2013	1,810,000	1,814,525
Massey Energy Co. sr. notes 6 5/8s, 2010	3,070,000	3,139,075
Newfield Exploration Co. sr. notes 7 5/8s, 2011	3,120,000	3,400,800
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,095,000	2,194,513
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,860,000	1,813,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,977,278	2,088,049
Pacific Energy Partners/Pacific Energy Finance Corp. sr. notes 7 1/8s,
2014	1,350,000	1,414,125
Peabody Energy Corp. sr. notes 5 7/8s, 2016	2,610,000	2,583,900
Pemex Project Funding Master Trust company guaranty 8 5/8s, 2022	650,000	791,375
Pemex Project Funding Master Trust company guaranty 7 3/8s, 2014	1,115,000	1,246,013
Petroleum Geo-Services notes 10s, 2010 (Norway)	2,025,000	2,278,125
Plains Exploration & Production Co. sr. notes 7 1/8s, 2014	1,855,000	1,975,575
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012	3,030,000	3,302,700
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	1,805,000	1,904,275
Pride International, Inc. sr. notes 7 3/8s, 2014	3,300,000	3,580,500
Seabulk International, Inc. company guaranty 9 1/2s, 2013	2,445,000	2,750,625
Star Gas Partners LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013	2,735,000	2,434,150
Stone Energy Corp. sr. sub. notes 6 3/4s, 2014	1,355,000	1,334,675
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012	1,140,000	1,225,500
Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011	595,000	624,750

		90,237,153

Entertainment (1.4%)

AMC Entertainment, Inc. sr. sub. notes 9 7/8s, 2012	915,000	920,719
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	4,796,000	4,436,300
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07),
2014 (STP)	4,595,000	3,279,681
LCE Acquisition Corp. 144A company guaranty 9s, 2014	2,000,000	1,965,000
Six Flags, Inc. sr. notes 9 5/8s, 2014	1,515,000	1,518,788
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010	545,000	573,613
Universal City Florida Holding Co. sr. notes FRN 8.443s, 2010	940,000	984,650

		13,678,751

Financial (1.5%)

Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	1,205,000	1,233,619
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)	1,335,000	1,395,075
E*Trade Finance Corp. sr. notes 8s, 2011	3,350,000	3,551,000
Finova Group, Inc. notes 7 1/2s, 2009	3,435,920	1,425,907
Residential Capital Corp. 144A notes 6 7/8s, 2015	1,575,000	1,667,522
UBS AG/Jersey Branch sr. notes Ser. EMTN, 9.14s, 2008 (Jersey)	1,910,000	2,000,725
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	1,040,000	1,053,000
Western Financial Bank sub. debs. 9 5/8s, 2012	2,750,000	3,107,500

		15,434,348

Food (1.4%)

Archibald Candy Corp. company guaranty 10s, 2007 (In default)
(F)(NON)(PIK)		478,016	101,817
Dean Foods Co. sr. notes 6 5/8s, 2009		2,570,000	2,666,375
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,170,000	2,354,450
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015		1,320,000	1,336,500
Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007		3,240,000	3,223,800
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013		3,555,000	3,430,575
United Biscuits Finance company guaranty 10 5/8s, 2011 (United
Kingdom)	EUR	840,000	1,095,441

			14,208,958

Gaming & Lottery (3.2%)

Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009		1,430,000	$1,544,400
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012		1,575,000	1,708,875
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		545,000	580,425
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		440,000	449,350
Harrah's Operating Co., Inc. company guaranty 8s, 2011		125,000	142,728
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		2,410,000	2,644,975
MGM Mirage, Inc. company guaranty 6s, 2009		2,580,000	2,570,325
Mirage Resorts, Inc. debs. 7 1/4s, 2017		715,000	736,450
Park Place Entertainment Corp. sr. notes 7 1/2s, 2009		3,645,000	3,986,719
Park Place Entertainment Corp. sr. notes 7s, 2013		830,000	927,757
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008		1,575,000	1,732,500
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010		510,000	538,050
Penn National Gaming, Inc. sr. sub. notes 6 3/4s, 2015		825,000	816,750
Pinnacle Entertainment, Inc. sr. sub. notes 8 3/4s, 2013		1,750,000	1,811,250
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012		1,900,000	1,919,000
Resorts International Hotel and Casino, Inc. company guaranty 11 1/2s,
2009		1,940,000	2,187,350
Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012		2,215,000	2,242,688
Station Casinos, Inc. sr. notes 6s, 2012		2,165,000	2,181,238
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016		1,775,000	1,823,813
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st mtge. 6 5/8s,
2014		2,310,000	2,246,475

			32,791,118

Health Care (7.4%)

Alderwoods Group, Inc. company guaranty 7 3/4s, 2012		1,065,000	1,120,913
AmerisourceBergen Corp. company guaranty 7 1/4s, 2012		1,580,000	1,828,850
AmerisourceBergen Corp. sr. notes 8 1/8s, 2008		2,470,000	2,704,650
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012		2,265,000	2,290,481
Coventry Health Care, Inc. sr. notes 5 7/8s, 2012		1,315,000	1,347,875
DaVita, Inc. 144A sr. notes 6 5/8s, 2013		700,000	710,500
DaVita, Inc. 144A sr. sub. notes 7 1/4s, 2015		1,405,000	1,427,831
Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011
(Ireland)		1,240,000	1,091,200
Extendicare Health Services, Inc. company guaranty 9 1/2s, 2010		1,500,000	1,608,750
HCA, Inc. debs. 7.19s, 2015		3,090,000	3,302,045
HCA, Inc. notes 8.36s, 2024		2,040,000	2,289,533
HCA, Inc. notes 7s, 2007		165,000	169,955
HCA, Inc. sr. notes 7 7/8s, 2011		930,000	1,019,960
Healthsouth Corp. notes 7 5/8s, 2012		5,154,000	4,999,380
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		1,570,000	1,660,275
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s,
8/15/08), 2012 (STP)		3,275,000	1,965,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,040,000	2,986,800
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009		3,103,000	3,390,028
Psychiatric Solutions, Inc. 144A sr. sub. notes 7 3/4s, 2015		2,080,000	2,168,400
Service Corp. International debs. 7 7/8s, 2013		1,185,000	1,262,025
Service Corp. International notes 6 1/2s, 2008		435,000	440,438
Service Corp. International notes Ser. *, 7.7s, 2009		1,045,000	1,095,944
Service Corp. International 144A sr. notes 7s, 2017		740,000	749,250
Service Corp. International 144A sr. notes 6 3/4s, 2016		2,650,000	2,683,125
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013		3,010,000	2,897,125
Tenet Healthcare Corp. notes 7 3/8s, 2013		1,140,000	1,111,500
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		4,875,000	5,191,875
Tenet Healthcare Corp. sr. notes 6 1/2s, 2012		1,785,000	1,686,825
Triad Hospitals, Inc. sr. notes 7s, 2012		2,455,000	2,540,925
Triad Hospitals, Inc. sr. sub. notes 7s, 2013		5,065,000	5,197,956
Universal Hospital Services, Inc. sr. notes 10 1/8s, 2011 (Canada)		3,140,000	3,171,400
US Oncology, Inc. company guaranty 9s, 2012		2,025,000	2,207,250
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014		2,280,000	2,479,500
Ventas Realty LP/Capital Corp. company guaranty 9s, 2012 (R)		2,230,000	2,564,500
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 (R)		690,000	702,075
Ventas Realty LP/Capital Corp. 144A sr. notes 6 3/4s, 2010 (R)		865,000	886,625

			74,950,764

Homebuilding (2.4%)

D.R. Horton, Inc. company guaranty 8s, 2009		415,000	450,056
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		1,070,000	1,182,350
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		3,075,000	3,059,115
K. Hovnanian Enterprises, Inc. company guaranty 8 7/8s, 2012		2,315,000	2,482,838
K. Hovnanian Enterprises, Inc. company guaranty 6 3/8s, 2014		1,330,000	1,312,300
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		940,000	934,707
KB Home company guaranty 5 7/8s, 2015		950,000	924,499
Meritage Homes Corp. company guaranty 6 1/4s, 2015		965,000	903,481
Schuler Homes, Inc. company guaranty 10 1/2s, 2011		1,510,000	1,644,013
Standard Pacific Corp. sr. notes 7 3/4s, 2013		2,885,000	2,978,763
Standard Pacific Corp. sr. notes 7s, 2015		1,025,000	1,009,625

Standard Pacific Corp. sr. notes 6 7/8s, 2011		185,000	185,000
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012		1,295,000	1,382,413
Technical Olympic USA, Inc. company guaranty 9s, 2010		965,000	1,004,806
Technical Olympic USA, Inc. sr. sub. notes 7 1/2s, 2015		1,355,000	1,256,763
WCI Communities, Inc. company guaranty 10 5/8s, 2011		625,000	668,750
WCI Communities, Inc. company guaranty 9 1/8s, 2012		2,660,000	2,779,700

			24,159,179

Household Furniture and Appliances (0.4%)

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		3,770,000	4,024,475

Lodging/Tourism (2.4%)

FelCor Lodging LP company guaranty 9s, 2008 (R)		955,000	1,052,888
Host Marriott LP company guaranty Ser. G, 9 1/4s, 2007 (R)		1,710,000	1,836,113
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		2,955,000	3,087,975
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III
1st mtge. Ser. B, 8 7/8s, 2012		3,815,000	4,196,500
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)		1,630,000	1,752,250
MeriStar Hospitality Corp. company guaranty 9s, 2008 (R)		2,250,000	2,362,500
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s,
2012		1,055,000	1,168,413
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 3/8s,
2007		1,270,000	1,316,038
Starwood Hotels & Resorts Worldwide, Inc. debs. 7 3/8s, 2015		1,655,000	1,812,225
Starwood Hotels & Resorts Worldwide, Inc. notes 6 3/4s, 2005		1,360,000	1,365,100
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015		4,000,000	4,000,000

			23,950,002

Media (0.5%)

Affinity Group, Inc. sr. sub. notes 9s, 2012		2,435,000	2,526,313
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		1,200,000	1,085,449
Warner Music Group sr. sub. notes 7 3/8s, 2014 (acquired 9/8/04, cost
$1,500,000) (RES)		1,500,000	1,530,000

			5,141,762

Publishing (4.1%)

American Media, Inc. company guaranty Ser. B, 10 1/4s, 2009		2,425,000	2,440,156
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		4,266,600	4,479,930
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		2,350,000	2,314,750
Dex Media West, LLC/Dex Media Finance Co. sr. notes Ser. B, 8 1/2s,
2010		3,445,000	3,724,906
Dex Media, Inc. disc. Notes stepped coupon zero %(9s,11/15/08), 2013
(STP)		2,015,000	1,637,188
Dex Media, Inc. notes 8s, 2013		3,700,000	3,931,250
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		3,645,000	3,936,600
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		2,775,000	2,906,813
PRIMEDIA, Inc. sr. notes 8s, 2013		2,860,000	2,917,200
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		1,340,000	1,363,450
R.H. Donnelley Finance Corp. I 144A sr. sub. notes 10 7/8s, 2012		820,000	948,125
R.H. Donnelley, Inc. company guaranty 8 7/8s, 2010		510,000	551,438
Reader's Digest Association, Inc. (The) sr. notes 6 1/2s, 2011		1,435,000	1,470,875
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		4,160,000	4,253,600
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		2,930,000	2,578,400
WRC Media Corp. sr. sub. notes 12 3/4s, 2009		1,905,000	2,024,063

			41,478,744

Restaurants (0.4%)

Domino's, Inc. sr. sub. notes 8 1/4s, 2011		1,046,000	1,119,220
Sbarro, Inc. company guaranty 11s, 2009		3,320,000	3,361,500

			4,480,720

Retail (3.2%)

Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		1,925,000	1,910,563
Autonation, Inc. company guaranty 9s, 2008		3,925,000	4,337,125
Bear Creek Corp. 144A sr. notes 9s, 2013		970,000	1,018,500
Finlay Fine Jewelry Corp. sr. notes 8 3/8s, 2012		1,460,000	1,357,800
JC Penney Co., Inc. debs. 7.95s, 2017		3,080,000	3,641,740
JC Penney Co., Inc. debs. 7 1/8s, 2023		2,230,000	2,529,543
JC Penney Co., Inc. notes 9s, 2012		510,000	606,263
JC Penney Co., Inc. notes 8s, 2010		100,000	111,016
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)		1,405,000	1,464,713
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)		1,690,000	1,732,250
Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012		2,100,000	2,134,125
Ray Acquisition sr. notes 9 3/8s, 2015 (France)	EUR	1,405,000	1,786,471
Rite Aid Corp. company guaranty 9 1/2s, 2011		2,180,000	$2,305,350
Rite Aid Corp. company guaranty 7 1/2s, 2015		1,325,000	1,272,000
Rite Aid Corp. debs. 6 7/8s, 2013		150,000	129,750
Rite Aid Corp. sr. notes 9 1/4s, 2013		1,755,000	1,702,350
Toys R Us, Inc. notes 7 5/8s, 2011		1,425,000	1,296,750
United Auto Group, Inc. company guaranty 9 5/8s, 2012		2,440,000	2,619,950

			31,956,259

Technology (3.6%)

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	3,470,000	3,526,388
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	1,220,000	1,037,000
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	750,000	772,500
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	2,090,000	2,105,675
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014	2,820,000	3,017,400
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	4,170,000	4,378,500
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	175,000	178,500
Lucent Technologies, Inc. debs. 6 1/2s, 2028	310,000	271,250
Lucent Technologies, Inc. debs. 6.45s, 2029	2,470,000	2,167,425
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011 (Cayman
Islands)	1,235,000	1,045,119
SCG Holding Corp. 144A notes zero %, 2011	1,185,000	1,990,800
Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman
Islands)	1,570,000	1,660,275
SunGard Data Systems, Inc. 144A sr. sub. notes 10 1/4s, 2015	2,050,000	2,142,250
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9 1/8s, 2013	1,400,000	1,470,000
UGS Corp. company guaranty 10s, 2012	3,005,000	3,365,600
Xerox Corp. notes Ser. MTN, 7.2s, 2016	1,825,000	1,975,563
Xerox Corp. sr. notes 7 5/8s, 2013	2,810,000	2,992,650
Xerox Corp. sr. notes 6 7/8s, 2011	1,875,000	1,959,375

		36,056,270

Textiles (1.1%)

Levi Strauss & Co. sr. notes 12 1/4s, 2012	3,050,000	3,427,438
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,140,000	3,312,700
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,740,000	1,866,150
Russell Corp. company guaranty 9 1/4s, 2010	2,380,000	2,513,875

		11,120,163

Tire & Rubber (0.7%)

Cooper-Standard Automotive, Inc. company guaranty 8 3/8s, 2014	810,000	737,100
Cooper-Standard Automotive, Inc. company guaranty 7s, 2012	270,000	261,900
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	335,000	350,075
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	3,250,000	3,209,375
Goodyear Tire & Rubber Co. (The) notes 6 3/8s, 2008	750,000	750,000
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015	2,090,000	2,090,000

		7,398,450

Transportation (1.0%)

American Airlines, Inc. pass-through certificates Ser. 01-1, 6.817s, 2011	2,045,000	1,937,638
Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008	3,085,000	2,344,600
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008	3,170,000	3,467,188
Kansas City Southern Railway Co. company guaranty 7 1/2s, 2009	700,000	726,250
Navistar International Corp. company guaranty 6 1/4s, 2012	1,380,000	1,324,800
United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)	233,000	32,620

		9,833,096

Utilities & Power (8.8%)

AES Corp. (The) 144A sec. notes 9s, 2015	2,960,000	3,270,800
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,055,000	3,360,500
Allegheny Energy Supply 144A bonds 8 1/4s, 2012	2,305,000	2,593,125
ANR Pipeline Co. debs. 9 5/8s, 2021	540,000	696,943
CMS Energy Corp. sr. notes 8.9s, 2008	870,000	948,300
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	552,475
CMS Energy Corp. sr. notes 7 3/4s, 2010	740,000	802,900
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015	1,835,000	1,832,719
DPL, Inc. sr. notes 6 7/8s, 2011	2,432,000	2,663,040
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013	5,125,000	5,727,188
Dynegy-Roseton Danskamme company guaranty Ser. A, 7.27s, 2010	1,460,000	1,463,650
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016	2,180,000	2,180,000
Edison Mission Energy sr. notes 9 7/8s, 2011	50,000	59,063
El Paso CGP Co. notes 7 3/4s, 2010	745,000	763,625
El Paso Corp. sr. notes 8.05s, 2030	1,990,000	2,024,825
El Paso Corp. sr. notes 7 3/8s, 2012	1,600,000	1,616,000
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	1,380,000	1,386,900
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	913,399
El Paso Production Holding Co. company guaranty 7 3/4s, 2013	4,150,000	4,388,625

Ferrellgas Partners LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014	2,200,000	2,183,500
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	4,395,000	4,922,400
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	2,875,000	3,421,250
Monongahela Power Co. 1st mtge. 6.7s, 2014	1,320,000	1,465,200
National Power Corp. 144A foreign government guaranty FRN 8.073s,
2011 (Philippines)	950,000	956,647
Nevada Power Co. 2nd mtge. 9s, 2013	1,366,000	1,533,335
Northwest Pipeline Corp. company guaranty 8 1/8s, 2010	960,000	1,029,600
Northwestern Corp. 144A sr. sec. notes 5 7/8s, 2014	1,285,000	1,326,927
NRG Energy, Inc. company guaranty 8s, 2013	5,561,000	6,005,880
Orion Power Holdings, Inc. sr. notes 12s, 2010	2,285,000	2,764,850
PSEG Energy Holdings, Inc. notes 7 3/4s, 2007	2,290,000	2,352,975
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	1,990,000	2,105,510
Sierra Pacific Power Co. general ref. mtge. 6 1/4s, 2012	515,000	530,450
Sierra Pacific Resources sr. notes 8 5/8s, 2014	3,150,000	3,480,750
Teco Energy, Inc. notes 7.2s, 2011	680,000	731,850
Teco Energy, Inc. notes 7s, 2012	1,165,000	1,248,006

Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015	140,000	148,750
Tennessee Gas Pipeline Co. debs. 7s, 2028	305,000	317,152
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	610,000	679,188
Texas Genco LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s,
2014	2,435,000	2,526,313
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	350,000	392,000

Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)	2,630,000	2,748,350
Utilicorp United, Inc. sr. notes 9.95s, 2011	1,355,000	1,507,438
Williams Cos., Inc. (The) notes 8 3/4s, 2032	2,150,000	2,612,250
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,359,750
Williams Cos., Inc. (The) notes 7 5/8s, 2019	3,075,000	3,413,250
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default)
(F)(NON)	1,732,251	144,470

		89,152,118

Total corporate bonds and notes (cost $900,812,777)		$914,773,599

ASSET-BACKED SECURITIES (2.7%)(a)

	Principal amount	Value

CDO Repackaging Trust Series 144A Ser. 03-3, Class A, 9.49s, 2008	$1,805,000	$1,881,713

Denali Capital CLO III Ltd. FRN Ser. B-2L, 11.63s, 2015 (Cayman Islands)	785,000	818,363
Dryden Leveraged Loan CDO 144A FRN Ser. 03-4A, Class D, 12.1s,
2015 (Cayman Islands)	615,000	636,833
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 5A,
12.479s, 2015 (Cayman Islands)	1,825,000	1,879,750
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 94, 1.105s, 2013 (Cayman Islands)
(F)(e)	6,684,836	8,501,728
limited recourse sec. notes Ser. 95, 2.319s, 2013 (Cayman Islands)
(F)(e)	3,901,050	1,505,981
limited recourse sec. notes Ser. 96, 1.686s, 2013 (Cayman Islands)
(F)(e)	6,271,893	4,350,185
limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands)
(F)(e)(f)	14,668,569	3,137,666
limited recourse sec. notes Ser. 98, 1.637s, 2014 (Cayman Islands)
(F)(e)	2,382,544	596,622
Octagon Investment Parties VI, Ltd. FRN Ser. 03-6A, Class B2L, 11.82s,
2016 (Cayman Islands)	725,000	762,700
Providian Gateway Master Trust Ser. 02, Class B, Principal Only (PO),
zero %, 2006	2,460,000	2,413,730
Verdi Synthetic CLO 144A Ser. 1A, Class E2, 11.15s, 2010	1,305,000	1,312,137

Total asset-backed securities (cost $27,548,661)		$27,797,408

SENIOR LOANS (2.3%)(a)(c)

	Principal amount	Value

Basic Materials (0.2%)

Graphic Packaging Corp. bank term loan FRN Ser. C, 6.031s, 2010	$273,765	$278,042
Hercules, Inc. bank term loan FRN Ser. B, 5.306s, 2010	518,438	524,659
Nalco Co. bank term loan FRN Ser. B, 5.652s, 2010	228,898	232,403
SGL Carbon AG bank term loan FRN 6.56s, 2009 (Germany)	258,023	259,313
St. Mary's Cement Corp. bank term loan FRN Ser. B, 5.49s, 2009	295,500	298,640

		1,593,057

Beverage (0.1%)

Constellation Brands, Inc. bank term loan FRN Ser. B, 5.299s, 2011	830,833	843,400

Capital Goods (0.1%)

Amsted Industries, Inc. bank term loan FRN 6.14s, 2010	361,288	365,804
Invensys, PLC bank term loan FRN Ser. B-1, 6.881s, 2009 (United
Kingdom)	148,296	149,965
Mueller Group, Inc. bank term loan FRN 6.207s, 2011	212,015	213,075
Solo Cup Co. bank term loan FRN 5.403s, 2011	222,188	224,354

		953,198

Communication Services (0.2%)

Alaska Communications Systems Group, Inc. bank term loan FRN Ser. B,
5.49s, 2012	1,000,000	1,012,292
Consolidated Communications Holdings bank term loan FRN Ser. D,
5.926s, 2011	148,125	149,977
PanAmSat Corp. bank term loan FRN Ser. B1, 5.65s, 2010	129,021	130,408
Qwest Communications International, Inc. bank term loan FRN Ser. A,
8.53s, 2007	120,250	124,008
SBA Communications Corp. bank term loan FRN Ser. D, 5.576s, 2008	148,500	149,614

		1,566,299

Consumer Cyclicals (0.4%)

Federal Mogul Corp. bank term loan FRN Ser. A, 5.74s, 2006	1,165,000	1,088,693
Federal Mogul Corp. bank term loan FRN Ser. B, 5.99s, 2006	2,700,000	2,528,550
Hayes Lemmerz International, Inc. bank term loan FRN 6.854s, 2009	218,607	220,794

Landsource, Inc. bank term loan FRN Ser. B, 6 1/8s, 2010	150,000	150,188
TRW Automotive, Inc. bank term loan FRN Ser. B, 5 1/4s, 2010	150,183	151,591
		4,139,816

Consumer Staples (0.6%)
AMF Bowling Worldwide bank term loan FRN Ser. B, 6.672s, 2009	157,127	158,306
Century Cable Holdings bank term loan FRN 8 1/2s, 2009	2,290,000	2,271,598
Charter PLC bank term loan FRN Ser. B, 6.93s, 2011 (United Kingdom)	355,957	356,943
Mediacom Communications Corp. bank term loan FRN Ser. B, 5.812s,
2012	1,243,750	1,261,241
Olympus Cable Holdings, LLC bank term loan FRN Ser. B, 8 1/2s, 2010	1,670,000	1,657,475
		5,705,563

Energy (0.1%)
Dresser, Inc. bank term loan FRN 6.91s, 2010	270,000	274,050
Trico Marine Services, Inc. bank term loan FRN 8.7s, 2010	867,841	867,841
		1,141,891

Entertainment (--%)
Six Flags, Inc. bank term loan FRN Ser. B, 6.364s, 2009	89,639	90,386

Financial (0.1%)
General Growth Properties, Inc. bank term loan FRN Ser. B, 5.49s, 2008
(R)	995,262	1,006,625

Food (0.1%)
Pinnacle Foods Holding Corp. bank term loan FRN 6.758s, 2010	518,438	523,946

Health Care (0.1%)
Beverly Enterprises, Inc. bank term loan FRN 6.109s, 2008	245,625	245,932
Community Health Systems, Inc. bank term loan FRN Ser. B, 5.61s, 2011	178,650	180,995
Concentra bank term loan FRN 6.03s, 2009	362,469	366,849
Fisher Scientific International, Inc. bank term loan FRN Ser. B, 4.99s, 2011	178,200	179,611
Hanger Orthopedic Group, Inc. bank term loan FRN 6.99s, 2009	196,500	199,448
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 5.24s, 2011	138,691	140,252
VWR International, Inc. bank term loan FRN Ser. B, 6.14s, 2011	32,380	32,765
		1,345,852

Household Furniture and Appliances (--%)
Sealy Mattress Co. bank term loan FRN Ser. D, 5.237s, 2012	134,915	136,475

Media (0.1%)
Warner Music Group bank term loan FRN Ser. B, 5.586s, 2011	590,514	596,208

Publishing (--%)
Dex Media West, LLC/Dex Media Finance Co. bank term loan FRN Ser. B,
5.323s, 2010	305,644	309,361

Tire & Rubber (--%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN 6.32s, 2010	405,000	409,412

Utilities & Power (0.4%)
El Paso Corp. bank term loan FRN Ser. B, 6.24s, 2009	1,427,660	1,448,084
El Paso Corp. bank term loan FRN, 3.24s, 2009	870,000	880,029
NRG Energy, Inc. bank term loan FRN 3.49s, 2011	437,500	442,148
NRG Energy, Inc. bank term loan FRN Ser. B, 5.255s, 2011	559,688	565,634
Williams Cos., Inc. (The) bank term loan FRN Ser. C, 5.83s, 2007	181,314	183,580
		3,519,475

Total senior loans (cost $23,639,206)		$23,880,964
FOREIGN GOVERNMENT BONDS AND NOTES (1.5%)(a)
	Principal amount	Value
Brazil (Federal Republic of) bonds 10 1/2s, 2014	$2,805,000	$3,281,850
Colombia (Republic of) bonds 10 3/8s, 2033	910,000	1,127,490
Indonesia (Republic of) 144A notes 7 1/4s, 2015	2,205,000	2,177,438
Peru (Republic of) bonds 8 3/8s, 2016	950,000	1,087,750
Peru (Republic of) bonds 7.35s, 2025	360,000	369,540
Philippines (Republic of) bonds 9 1/2s, 2024	945,000	1,020,600
Philippines (Republic of) bonds 8 3/8s, 2011	1,570,000	1,627,305
United Mexican States bonds Ser. MTN, 8.3s, 2031	2,830,000	3,587,025
Venezuela (Republic of) notes 10 3/4s, 2013	745,000	885,805

Total foreign government bonds and notes (cost $13,964,279)		$15,164,803

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a)

	Principal amount	Value

DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	$493,418	$499,734
Ser. 98-CF2, Class B5, 5.95s, 2031	1,581,791	1,208,086
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.789s, 2033	257,000	278,996
Ser. 00-1, Class G, 6.131s, 2033	1,025,000	971,393
GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G,
6.974s, 2036	912,750	740,695
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s,
2031	437,000	424,082
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,000,000	847,773
Ser. 04-1A, Class K, 5.45s, 2040	365,000	302,494
Ser. 04-1A, Class L, 5.45s, 2040	165,000	122,177

Total collateralized mortgage obligations (cost $4,800,437)		$5,395,430

CONVERTIBLE BONDS AND NOTES (0.4%)(a)

	Principal amount	Value

Fairchild Semiconductor International, Inc. cv. company guaranty 5s, 2008	$1,220,000	$1,204,750
Lear Corp. cv. company guaranty zero %, 2022	2,477,000	1,127,035
Titan International, Inc. cv. sr. notes 5 1/4s, 2009	865,000	1,030,431
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023	910,000	1,114,750

Total convertible bonds and notes (cost $4,490,571)		$4,476,966

BRADY BONDS (0.4%)(a)

	Principal amount	Value

Brazil (Federal Republic of) FRB Ser. 18 YR, 4.313s, 2012	$1,865,318	$1,795,369
Peru (Republic of) FRB Ser. 20 YR, 5s, 2017	1,891,250	1,839,241

Total brady bonds (cost $3,535,256)		$3,634,610

SHORT-TERM INVESTMENTS (1.4%)(a) (cost $13,883,321)
	Shares	Value

Putnam Prime Money Market Fund (d)	13,883,321	$13,883,321

TOTAL INVESTMENTS
Total investments (cost $992,674,508) (b)		$1,009,007,101

Putnam High Yield Advantage Fund
FORWARD CURRENCY CONTRACTS TO BUY at 8/31/05 (aggregate face value $495,387) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Canadian Dollar	$508,341	$495,387	10/19/05	$12,954

Putnam High Yield Advantage Fund
FORWARD CURRENCY CONTRACTS TO SELL at 8/31/05 (aggregate face value $14,036,958) (Unaudited)

		Aggregate Delivery		Unrealized
	Value	face value date		depreciation
Euro	$ 14,048,953	$14,036,958	9/21/05	$(11,995)

Putnam High Yield Advantage Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	appreciation
Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman
Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the seven month USD-LIBOR-BBA
adjusted by a specified spread.	$2,499,986	9/1/05	$41,566

Putnam High Yield Advantage Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)
Agreement with Goldman Sachs Capital Markets, L.P. on May 20, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	$19,115,000	$78,166

Agreement with Goldman Sachs Capital Markets, L.P. on May 20, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 5 year Series 4 Index 0-3% tranche.	3,823,000	(1,504,910)

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	440,000	23,363

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	165,000	6,852

Agreement with Goldman Sachs on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times
2.5% and the fund pays in the event of a credit default in one of the underlying securities in the
basket of BB CMBS securities.	55,000	3,302

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	440,000	10,318

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	220,000	9,756

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	110,000	3,416

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	55,000	541

Agreement with JPMorgan Chase Bank, N.A. on April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of
Felcor Lodging L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging L.P., 8
1/2, 2011.	990,000	46,608

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
year Series 4 Index.	3,735,000	27,916

Agreement with Morgan Stanley Capital Services, Inc. on May 24, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 500 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year
Series 4 Index 0-3% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX 5 year Series 4 Index 0-3% tranche.	747,000	(286,721)

Total		$(1,581,393)

NOTES

(a) Percentages indicated are based on net assets of $1,015,154,862.

(b) The aggregate identified cost on a tax basis is $996,493,515, resulting in gross unrealized appreciation and depreciation of $46,324,802 and $33,811,216, respectively, or net unrealized appreciation of $12,513,586.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2005 was $5,294,660 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $476,428 for the period ended August 31, 2005. During the period ended August 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $231,701,947 and $238,718,539, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(e) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(f) The notes are primarily secured by shares of PSF Group Holdings, Inc. class A common stock valued at approximately $12.6 million.

At August 31, 2005, liquid assets totaling $9,544,986 have been designated as collateral for open swap contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at August 31, 2005.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At August 31, 2005, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005